NONEXEMPT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
NONEXEMPT TRANSACTIONS
NONEXEMPT TRANSACTIONS
8.	NONEXEMPT TRANSACTIONS

Certain participant contributions and loan repayments for the year ended December 31, 2025 were not remitted to the Plan within the timeframe specified by the Department of Labor Regulation 29 CFR §2510.3-102 and, accordingly, constitute nonexempt transactions between the Plan and the Company.

Total delinquent contributions for 2025 amounted to $2,606, of which $56 were corrected during 2025 and $2,550 were corrected subsequent to year end.

Certain delinquent participant contributions identified in the 2024 plan year were corrected during 2025.

As of the Form 5500 filing date, all such amounts have been corrected. The Company remitted applicable lost earnings to the affected participants.